Earnings per Share - Schedule of Income and Share Data Used in Basic and Diluted EPS Calculation (Details) - EUR (€) € / shares in Units, € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Earnings per share [abstract]
Profit attributable to ordinary equity holders of the parent	€ 142,849	€ 134,321	€ 78,513
Weighted average number of ordinary shares for basic EPS	264,699,481	252,670,872	240,501,960
Weighted average number of ordinary shares adjusted for the effect of dilution	264,701,062	252,690,321	240,501,960
Basic earnings per common share (in EUR)	€ 0.54	€ 0.53	€ 0.33
Diluted earnings per common share (in EUR)	€ 0.54	€ 0.53	€ 0.33